Income Tax Expenses - Summary of Income Tax Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax	¥ 1,362,342	¥ 4,494,818	¥ 13,105,863
Deferred income tax	(751,716)	(256,586)	(6,414,745)
Income tax expense	¥ 610,626	¥ 4,238,232	¥ 6,691,118